Northern Lights Fund Trust

Patriot Fund

Incorporated herein by reference is the definitive version of the supplement for Patriot Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 11, 2014, (SEC Accession No. 0000910472-14-000498).